o FTGT P-2

                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                              TO THE PROSPECTUS OF

                         FRANKLIN TEMPLETON GLOBAL TRUST
(FRANKLIN TEMPLETON GLOBAL CURRENCY FUND AND FRANKLIN TEMPLETON HARD CURRENCY
                                      FUND)
                               DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The section "Minimum investments" on page 24 is replaced with the following:


MINIMUM INVESTMENTS
--------------------------------------------------------------------------------
                                                INITIAL           ADDITIONAL
--------------------------------------------------------------------------------
Regular accounts                                $1,000            $50
--------------------------------------------------------------------------------
Automatic investment plans                      $50 ($25 for an   $50 ($25 for
                                                Education IRA)    an Education
                                                                  IRA)
--------------------------------------------------------------------------------
UGMA/UTMA accounts                              $100              $50
--------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education
IRAs or Roth IRAs)                              no minimum        no minimum
--------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth     $250              $50
IRAs
--------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs   $250              $50
--------------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of Franklin Templeton entities,
and their immediate family members              $100              $50
--------------------------------------------------------------------------------
           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

  Certain Franklin Templeton Funds offer multiple share classes not offered by the Global Currency Fund. Please note that for selling or exchanging your shares, or for other purposes, the Global Currency Fund's shares are considered Class A shares.

IV. The section "Account Application" on page 25 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 26). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. The following is added to the section "Buying shares" on page 25:

--------------------------------------------------------------------------------
[Insert graphic of phone]   If you have another        Before requesting a
BY PHONE                    Franklin Templeton fund    telephone purchase,
                            account with your bank     please make sure we
(Up to $100,000 per day)    account information on     have your bank account
                            file, you may open a new   information on file. If
1-800/632-2301              account by phone.          we do not have this
                                                       information, you will
                            To make a same day         need to send written
                            investment, please call    instructions with your
                            us by 1:00 p.m. Pacific    bank's name and
                            time or the close of the   address, a voided check
                            New York Stock Exchange,   or savings account
                            whichever is earlier.      deposit slip, and a
                                                       signature guarantee if
                                                       the bank and fund
                                                       accounts do not have at
                                                       least one common owner.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.
--------------------------------------------------------------------------------

VI. The section "Automatic Investment Plan" on page 26 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VII. The section "Telephone Privileges" on page 27 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VIII. The last paragraph of the "Exchange Privilege" section on page 27 is replaced with the following:

 Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 32).

IX. In the Selling Shares table on page 30 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

--------------------------------------------------------------------------------
[Insert graphic of        You can call or write to have redemption proceeds
three lightning bolts]    sent to a bank account. See the policies above for
BY ELECTRONIC FUNDS       selling shares by mail or phone.
TRANSFER (ACH)
                          Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                          If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
--------------------------------------------------------------------------------


X. The section "Market Timers" on page 32 is replaced with the following:

 MARKET TIMERS Each fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

 Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XI. The first category in the section "Additional Policies" on page 32 is revised to read:

 o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

XII. The following paragraph is added to the section "Dealer Compensation" on page 33:

 MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.



              Please keep this supplement for future reference.




o FTGT PA-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

             FRANKLIN TEMPLETON HARD CURRENCY FUND - ADVISOR CLASS
                              DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The section "Account Application" on page 14 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 15). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

IV. The following is added to the section "Buying shares" on page 14:

----------------------------------------------------------------------
[Insert graphic of  If you have another      Before requesting a
phone]              Franklin Templeton       telephone purchase,
BY PHONE            account with your bank   please make sure we
                    account information on   have your bank account
(Up to $100,000     file, you may open a     information on file. If
per day)            new account by phone.    we do not have this
1-800/632-2301                               information, you will
                    To make a same day       need to send written
                    investment, please call  instructions with your
                    us by 1:00 p.m. Pacific  bank's name and
                    time or the close of     address, a voided check
                    the New York Stock       or savings account
                    Exchange, whichever is   deposit slip, and a
                    earlier.                 signature guarantee if
                                             the ownership of the
                                             bank and fund accounts
                                             do not have at least
                                             one common owner.

                                             To make a same day
                                             investment, please call
                                             us by 1:00 p.m. Pacific
                                             time or the close of
                                             the New York Stock
                                             Exchange, whichever is
                                             earlier.
----------------------------------------------------------------------

V. The section "Automatic Investment Plan" on page 15 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

VI. The following section is added to "Investor Services" on page 15:

AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VII. The section "Telephone Privileges" on page 15 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VIII. The last paragraph of the "Exchange Privilege" section on page 16 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
20).

IX. In the Selling Shares table on page 18 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of     You can call or write to have redemption
three lightning bolts] proceeds sent to a bank account. See the
BY ELECTRONIC FUNDS    policies above for selling shares by mail or
TRANSFER (ACH)         phone.

                       Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                       If we receive your request in proper form by
                       1:00 p.m. Pacific time, proceeds sent by ACH
                       generally will be available within two to
                       three business days.
----------------------------------------------------------------------

X. The section "Market Timers" on page 20 is replaced with the following:

MARKET TIMERS The fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XI. The first category in the section "Additional Policies" on page 20 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.